INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Voting right percentage (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Book value	$ 1,288,641	$ 1,419,296
Gas Natural de Lima y Callao S.A. - Calidda [member]
Disclosure of associates [line items]
Ownership interest	40.00%	40.00%
Book value	$ 614,577	$ 768,953
Gases del Caribe S.A. E.S.P. [member]
Disclosure of associates [line items]
Ownership interest	31.00%	31.00%
Book value	$ 328,661	$ 313,968
Credibanco S.A. [member]
Disclosure of associates [line items]
Ownership interest	25.00%	25.00%
Book value	$ 210,399	$ 205,604
Redeban Multicolor S.A. [member]
Disclosure of associates [line items]
Ownership interest	20.00%	20.00%
Book value	$ 41,562	$ 33,183
A.C.H Colombia S.A. [member]
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 32,580	$ 32,134
Aerocali S.A. [member]
Disclosure of associates [line items]
Ownership interest	50.00%	50.00%
Book value	$ 24,389	$ 30,499
Colombiana de Extrusion S.A. Extrucol [member]
Disclosure of associates [line items]
Ownership interest	30.00%	30.00%
Book value	$ 14,507	$ 12,321
ADL Digital Lab SAS [member]
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 12,231	$ 8,439
Servicios de Identidad Digital S.A.S [member]
Disclosure of associates [line items]
Ownership interest	33.00%	33.00%
Book value	$ 4,039	$ 7,050
Energia Eficiente S.A. [member]
Disclosure of associates [line items]
Ownership interest	33.00%	33.00%
Book value	$ 3,485	$ 4,136
Metrex S.A. [member]
Disclosure of associates [line items]
Ownership interest	18.00%	18.00%
Book value	$ 2,211	$ 2,596
Concentra Inteligencia en Energia S.A.S. [member]
Disclosure of associates [line items]
Ownership interest		24.00%
Book value		$ 413